SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets—Net (Details) - Abacus Settlements, LLC - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-lived intangible asset, useful life	3 years
Impairment of intangible assets	$ 0	$ 0